COVER PAGE	Aug. 06, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Colfax CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	420 National Business Parkway
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Annapolis Junction
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20701
City Area Code	301
Local Phone Number	323-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001420800
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CFX
Security Exchange Name	NYSE
Tangible Equity Unit
Entity Information [Line Items]
Title of 12(b) Security	5.75% Tangible Equity Units
Trading Symbol	CFXA
Security Exchange Name	NYSE